CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	6 Months Ended
Sep. 30, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 14 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the condensed financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary and VIEs exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and VIEs shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and VIEs in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and the respective profit or loss as “Equity in earnings of subsidiaries and VIEs” on the condensed statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of September 30, 2024 and March 31, 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

YSX TECH. CO., LTD

PARENT COMPANY BALANCE SHEETS

	September 30,	March 31,
	2024	2024
ASSETS
Non-current assets
Investment in subsidiaries and VIEs	$21,165,627	$18,634,687

Total assets	$21,165,627	$18,634,687

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$—	$—

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 22,000,000 shares issued and outstanding as of September 30, 2024 and March 31, 2024, including:
Class A ordinary shares, $0.0001 par value, 470,000,000 shares authorized, 20,822,675 shares issued and outstanding	2,082	2,082
Class B ordinary shares, $0.0001 par value, 30,000,000 shares authorized, 1,177,325 shares issued and outstanding	118	118
Additional paid-in capital	5,346,674	5,346,674
Retained earnings	16,389,132	14,461,937
Accumulated other comprehensive loss	(572,379)	(1,176,124)
Total shareholders’ equity	$21,165,627	$18,634,687

Total liabilities and shareholders’ equity	$21,165,627	$18,634,687

*The share amounts are presented on a retrospective basis, see Note 10

YSX TECH. CO., LTD

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the Six Months
	Ended September 30,
	2024	2023
EQUITY IN EARNINGS OF SUBSIDIARIES AND VIES	$1,927,195	$2,471,757

NET INCOME	1,927,195	2,471,757
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	603,745	(920,145)
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	$2,530,940	$1,551,612

YSX TECH. CO., LTD

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Six Months
	Ended September 30,
	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$1,927,195	$2,471,757
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary and VIEs	(1,927,195)	(2,471,757)
Net cash used in operating activities	—	—

CHANGES IN CASH	—	—

CASH, beginning of period	—	—

CASH, end of period	$—	$—